Subsequent Events (Details) - USD ($)		1 Months Ended
	Jan. 09, 2018	Jul. 31, 2018	Jan. 29, 2018	Jan. 30, 2018
Subsequent Events (Textual)
Description of credit agreement	The Credit Agreement was modified to extend the Commitment Termination Date from April 1, 2018 to August 31, 2018.
Mr. Heiser [Member]
Subsequent Events (Textual)
Commitment letters aggregate amounts			$ 1,000,000	$ 1,000,000
Proceeds from issuance of notes			500,000
NRNS [Member]
Subsequent Events (Textual)
Commitment letters aggregate amounts				$ 2,500,000
Proceeds from issuance of notes			$ 2,500,000
Interest rate				3.00%
Subsequent Event [Member] | Credit Agreement [Member]
Subsequent Events (Textual)
Description of credit agreement		The Amendment amended the Credit Agreement provides that, among other things, if the Company raises at least $20 million in equity funding (the "Equity Raise") on or before August 31, 2018, the Commitment Termination Date (as defined in the Credit Agreement) will be extended to February 28, 2021.
Interest rate		11.00%
Subsequent Event [Member] | Senior Credit Agreement [Member]
Subsequent Events (Textual)
Interest rate		5.00%